Leases - Weighted-average remaining lease term (Details)	Dec. 31, 2021	Dec. 31, 2020
Leases
Operating leases, weighted-average remaining lease term (Years)	1 year 8 months 8 days	1 year 11 months 26 days
Finance leases, weighted-average remaining lease term (Years)	8 months 19 days	10 months 28 days
Operating leases, weighted-average discount rate	1.53%	6.91%
Finance leases, weighted-average discount rate	6.95%	6.95%